SCHEDULE OF INVENTORIES (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Currency translation adjustment	$ 19	$ 43